SHARE-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity [Abstract]
SHARE-BASED COMPENSATION

NOTE 11 – SHARE-BASED COMPENSATION

The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award over the vesting period.

Common Stock

On January 13, 2020, restricted stock awards were granted to various employees and one consultant for an aggregate of 1,049,000 (including 924,000 restricted stock awards to officers of the Company) and 70,000 shares, respectively, of the Company’s common stock, under the Company’s Amended and Restated 2012 Equity Incentive Plan. The grant of the 1,049,000 shares of restricted stock vest as follows: 33.3% vest each subsequent year from the date of grant, contingent upon the recipient’s continued service with the Company. These shares have a total fair value of $1,172,000, based on the market price on the issuance date. The grant of the 70,000 shares of restricted stock vest as follows: 100% on the one-year anniversary of the grant date, subject to the recipient’s continued service with the Company. These consultant shares have a total fair value of $118,000, based on the market price on the issuance date.

In February 2020, 55,000 shares of restricted common stock were forfeited to the Company and cancelled due to an employee termination. As a result, these shares are once again eligible to be awarded under the Company’s Amended and Restated 2012 Equity Incentive Plan.

Share-based compensation expense recorded related to the vesting of restricted stock for the six months ended June 30, 2020 was $1,282,000. The remaining unamortized share-based compensation expense at June 30, 2020 related to restricted stock was $1,492,000.

Options

During the six months ended June 30, 2020, no options were exercised, options to purchase 733,000 shares of common stock were granted (discussed below), options to purchase 34,000 shares of common stock expired, and options to purchase 90,000 shares of common stock were cancelled.

On January 13, 2020, the Company granted options to purchase an aggregate of 733,000 shares of common stock to various Company employees at an exercise price of $1.68 per share. The options have a term of five years and fully vest in January 2023, with 33.3% of each grant vesting each subsequent year from the date of grant, contingent upon each recipient’s continued service with the Company. The aggregate fair value of the options on the date of grant, using the Black-Scholes model, was $1,053,000. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) a discount rate of 1.63%, (2) expected term of 3.5 years, (3) expected volatility of 155%, and (4) zero expected dividends.

During the six months ended June 30, 2020, the Company recognized stock option expense of $290,000. The remaining amount of unamortized stock options expense at June 30, 2020, was $655,000.

The intrinsic value of outstanding and exercisable options on June 30, 2020 was $56,000.

Option activity during the six months ended June 30, 2020 was:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (Years)
Outstanding at December 31, 2019	753,349	$3.30	2.4
Granted	733,000	$1.68
Expired/Canceled	(124,000)	$2.23
Outstanding at June 30, 2020	1,362,349	$2.32	3.3
Exercisable at June 30, 2020	686,016	$2.97	2.1

NOTE 12 – SHARE-BASED COMPENSATION

2012 Incentive Plan

On July 27, 2012, the shareholders of the Company approved the 2012 Equity Incentive Plan (the “2012 Incentive Plan”), which was previously approved by the Board of Directors on June 27, 2012, and authorizes the issuance of various forms of stock-based awards, including incentive or non-qualified options, restricted stock awards, performance shares and other securities as described in greater detail in the 2012 Incentive Plan, to the Company’s employees, officers, directors and consultants. The 2012 Incentive Plan was amended on June 27, 2014, October 7, 2015 and December 28, 2016, December 28, 2017, September 27, 2018 and August 28, 2019 to increase by 500,000, 300,000, 500,000, 1,500,000, 3,000,000 and 2,000,000 (to 8,000,000 currently), respectively, the number of shares of common stock reserved for issuance under the 2012 Incentive Plan.

A total of 8,000,000 shares of common stock are eligible to be issued under the 2012 Incentive Plan as of December 31, 2019, of which 3,980,130 shares have been issued as restricted stock, 678,000 shares are subject to issuance upon exercise of issued and outstanding options, and 3,341,870 shares remain available for future issuance as of December 31, 2019.

PEDCO 2012 Equity Incentive Plan

As a result of the July 27, 2012 merger by and between the Company, Blast Acquisition Corp., a wholly-owned Nevada subsidiary of the Company (“MergerCo”), and Pacific Energy Development Corp., a privately-held Nevada corporation (“PEDCO”) pursuant to which MergerCo was merged with and into PEDCO, with PEDCO continuing as the surviving entity and becoming a wholly-owned subsidiary of the Company, in a transaction structured to qualify as a tax-free reorganization (the “Merger”), the Company assumed the PEDCO 2012 Equity Incentive Plan (the “PEDCO Incentive Plan”), which was adopted by PEDCO on February 9, 2012. The PEDCO Incentive Plan authorized PEDCO to issue an aggregate of 100,000 shares of common stock in the form of restricted shares, incentive stock options, non-qualified stock options, share appreciation rights, performance shares, and performance units under the PEDCO Incentive Plan. As of December 31, 2019, options to purchase an aggregate of 21,635 shares of the Company’s common stock and 55,168 shares of the Company’s restricted common stock have been granted under this plan (all of which were granted by PEDCO prior to the closing of the merger with the Company, with such grants being assumed by the Company and remaining subject to the PEDCO Incentive Plan following the consummation of the merger). The Company does not plan to grant any additional awards under the PEDCO Incentive Plan.

Common Stock

In April 2019, restricted stock awards were granted to three new employees and one consultant for an aggregate of 160,000 shares of the Company’s common stock, under the Company’s Amended and Restated 2012 Equity Incentive Plan. The grant for a total of 50,000 of the restricted stock awards vests as follows: 100% on the one-year anniversary of the grant date, subject to the recipient’s continued service with the Company. These shares have a total fair value of $135,000 based on the market price on the issuance date. The grants for 110,000 shares of restricted stock vest as follows: 50% on the one-year anniversary of the grant date and 50% on the second-year anniversary of the grant date, subject to the recipient’s continued service with the Company. These shares have a total fair value of $253,000 based on the market price on the issuance date.

On July 18, 2019, 50,000 shares of restricted stock were awarded to an advisor under the Company’s Amended and Restated 2012 Equity Incentive Plan. The restricted stock vests as follows: 100% on the six-month anniversary of the grant date, subject to the recipient’s continued service with the Company. These shares have a total fair value of $83,000, based on the market price on the issuance date.

On August 28, 2019, restricted stock awards were granted to three directors for an aggregate of 170,000 shares of the Company’s common stock, under the Company’s Amended and Restated 2012 Equity Incentive Plan. The grant for a total of 120,000 of the restricted stock awards vests as follows: 100% on July 12, 2020, subject to the recipient’s continued service with the Company. These shares have a total fair value of $187,000 based on the market price on the issuance date. The grants for 50,000 shares of restricted stock vest as follows: 100% on September 27, 2020, subject to the recipient’s continued service with the Company. These shares have a total fair value of $78,000 based on the market price on the issuance date. Additionally, 50,000 shares of restricted stock were awarded to a director for advisory services provided to the Company under the Company’s Amended and Restated 2012 Equity Incentive Plan. The restricted stock vests as follows: 100% on July 12, 2020, subject to the recipient’s continued service with the Company. These shares have a total fair value of $78,000, based on the market price on the issuance date.

On October 5, 2019, 250,000 shares of restricted stock were awarded to an advisor under the Company’s Amended and Restated 2012 Equity Incentive Plan. The restricted stock vests as follows: 100% on the six-month anniversary of the grant date, subject to the recipient’s continued service with the Company. These shares have a total fair value of $350,000, based on the market price on the issuance date.

On November 8, 2019, the Company entered into an Advisory Agreement and Restricted Shares Grant Agreement with Viktor Tkachev, a greater than 10% shareholder of the Company (who acquired $12 million of shares of common stock on September 17, 2019), under which Mr. Tkachev agreed to provide strategic planning and business development services, and pursuant to which 100,000 shares of restricted common stock were awarded to Mr. Tkachev under the Company’s Amended and Restated 2012 Equity Incentive Plan, 100% of which vest on the six-month anniversary of the grant date, subject to the recipient’s continued service with the Company and the terms and conditions of these agreements. These shares have a total fair value of $128,000 based on the market price on the issuance date.

Also on November 8, 2019, the Company entered into an Advisory Agreement with Ivar Siem, a member of the Board of Directors, pursuant to which the 50,000 restricted shares of common stock previously awarded to Mr. Siem on August 28, 2019 under the Plan continue to vest, with 100% vesting on July 12, 2020, subject to Mr. Siem continuing to provide advisory services to the Company on such vesting date, and subject to the terms and conditions of a Restricted Shares Grant Agreement entered into by and between the Company and Mr. Siem on August 28, 2019. The Advisory Agreement contains customary confidentiality, indemnification and no conflict language; and may be terminated by the Company or the advisor with 15 days prior written notice for any reason.

During the year ended December 31, 2018, the Company issued shares of common stock and restricted common stock as follows: 600,000 shares of common stock issued to SK Energy with a fair value of $185,000 based on the market price on the date of issuance, 80,000 shares of restricted stock were issued to our former CEO (Mr. Ingriselli) with a fair value of $27,000 based on the market price on the date of issuance, and 30,848 shares were issued to employees for the cashless exercise of options. The 80,000 shares of restricted stock were issued in consideration for Mr. Ingriselli rejoining the Company as its President and Chief Executive Officer in May 2018. Mr. Ingriselli subsequently resigned as President and Chief Executive Officer on September 27, 2018 and the shares of restricted stock fully vested on October 1, 2018 pursuant to a separation agreement entered into with him.

Also, restricted stock awards were granted to Messrs. Frank C. Ingriselli (then President) and Clark R. Moore (Executive Vice President, General Counsel and Secretary) of 60,000 and 50,000 shares, respectively, under the Company’s Amended and Restated 2012 Equity Incentive Plan during the year ended December 31, 2018. The restricted stock awards vest as follows: 100% on the six-month anniversary of the grant date. These shares have a total fair value of $164,000 based on the market price on the issuance date. Upon Mr. Ingriselli’s resignation, noted above, the 60,000 shares of restricted stock fully vested on October 1, 2018 pursuant to a separation agreement entered into with him.

Subsequent restricted stock awards were granted to 12 employees and two directors totaling an aggregate of 714,000 shares (90,000 shares on September 27, 2018 and 624,000 shares on December 12, 2018), under the Company’s Amended and Restated 2012 Equity Incentive Plan. The grants for a total of 40,000 of the restricted stock awards vest as follows: 100% on the one-year anniversary of the grant date. These shares have a total fair value of $88,000 based on the market price on the issuance date. The grant for 50,000 shares of restricted stock vest as follows: 50% on the one-year anniversary of the grant date and 50% on the second-year anniversary of the grant date. These shares have a total fair value of $109,000 based on the market price on the issuance date. The grant for 624,000 shares of restricted stock vest as follows: 33.3% on the one-year anniversary of the grant date, 33.3% on the two-year anniversary of the grant date and 33.3% on the third-year anniversary of the grant date. These shares have a total fair value of $830,000 based on the market price on the issuance date. In each case above the restricted shares are subject to the recipient of the shares being an employee of or consultant to the Company on such vesting date, and subject to the terms and conditions of a Restricted Shares Grant Agreement, as applicable, entered into by and between the Company and the recipient. In addition, 65,017 shares were issued to an employee for the cashless exercise of options, and 192,208 shares were issued for the exercise of warrants at an exercise price of $0.322 per share for an aggregate exercise price of $64,000.

The awarded shares above are subject to trading restrictions, and forfeiture, subject to the vesting terms described above. When such securities are vested in accordance with their terms, the trading restrictions are lifted.

Stock-based compensation expense recorded related to restricted stock during the years ended December 31, 2019 and 2018 was $1,259,000 and $659,000, respectively. The remaining amount of unamortized stock-based compensation expense related to restricted stock at December 31, 2019 and 2018 was $999,000 and $967,000, respectively.

Options

On August 14, 2019, the Company issued 9,782 total shares of common stock upon the cashless exercise of stock options to purchase an aggregate of 12,500 shares of common stock with an exercise price of $0.31 per share, based on a then current market value of $1.42 per share, under the terms of the options. The options had an intrinsic value of $14,000 on the exercise date.

On September 27, 2018, the Company granted options to purchase an aggregate of 120,000 and 100,000 shares of common stock an exercise price of $2.19 per share to John J. Scelfo, our Chairman, and H. Douglas Evans, a Director, respectively, all pursuant to the Company’s 2012 Amended and Restated Equity Incentive Plan and in consideration for their joining the Company’s board of directors and committees thereof. The options have a term of five years and fully vest on the one-year anniversary of the vesting commencement date contingent upon the recipient’s continued service with the Company. The aggregate fair value of the options on the date of grant, using the Black-Scholes model, was $417,000. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) a discount rate of 2.75%, (2) expected term of 3.0 years, (3) expected volatility of 171%, and (4) zero expected dividends.

On December 12, 2018, the Company granted options to purchase an aggregate of 50,000 shares of common stock to an employee at an exercise price of $1.33 per share. The options have a term of five years and fully vest in December 2021. 33.3% vest each subsequent year from the date of grant contingent upon the recipient’s continued service with the Company. The aggregate fair value of the options on the date of grant, using the Black-Scholes model, was $59,000. Variables used in the Black-Scholes option-pricing model for the options issued include: (1) a discount rate of 2.75%, (2) expected term of 3.5 years, (3) expected volatility of 164%, and (4) zero expected dividends.

During the year ended December 31, 2019 and 2018, the Company recognized stock option based compensation expense related to options of $298,000 and $203,000, respectively.

The remaining amount of unamortized stock options expense at December 31, 2019 and 2018 was $22,000 and $320,000, respectively.

The intrinsic value of outstanding and exercisable options at December 31, 2019 and 2018 was $197,000 and $36,000, respectively.

Option activity during the year-ended December 31, 2019 and 2018 was:

	2019			2018
	Number of Stock Options	Weighted Average Grant Price	Weighted Average Remaining Contract Term (Years)	Number of Stock Options	Weighted Average Grant Price	Weighted Average Remaining Contract Term (Years)
Outstanding at Beginning of Period	890,232	$3.26	3.3	743,727	$3.45	3.8
Granted	—			270,000	2.03	4.8
Expired/Cancelled	(124,383)	6.13		(3,495)	45.67
Exercised	(12,500)	0.31		(120,000)	0.44
Outstanding at End of Period	753,349	$2.93	2.5	890,232	$3.26	3.3
Exercisable at End of Period	720,016	$3.00	2.4	575,232	$4.19	2.5